Supplemental Information on Natural Gas Mineral Operations (Unaudited) - Schedule of Aggregate Capitalized Costs Related to Natural Gas Mineral Production Activities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas, Capitalized Cost, after Accumulated Depreciation, Depletion, Amortization, and Valuation Allowance [Abstract]
Proved royalty interest	$ 327,342	$ 110,001
Unproved royalty interests	176,240	63,932
Accumulated amortization	(42,996)	(18,849)
Net royalty interests in oil and natural gas properties	$ 460,586	$ 155,084